Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities, Noncurrent [Abstract]
Summary of Other non-current liabilities
Other
non-current
liabilities consisted of the following:

	As of December 31,
	2021	2022

Debt from third party investors (i)	1,708,062	1,763,062
Government grants	174,005	318,242
Warranty provisions (ii)	266,072	424,802

Total	2,148,139	2,506,106

(i) The debt from third party investors consisted of the following three financing arrangements.

Summary of movements of accrued warranty
(ii) Movement of accrued warranty is as following:

	For the Year Ended December 31,
	2020	2021	2022

Accrued warranty - beginning of year	34,597	111,351	371,140
Warranty costs incurred	(925)	(32,352)	(61,551)
Provision for warranty	77,679	292,141	331,473

Accrued warranty - end of year	111,351	371,140	641,062
Less: Current portion of warranty	(31,594)	(105,068)	(216,260)

Non-current portion of warranty	79,757	266,072	424,802